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Customer Loan Id	Data Field	Bid Tape Field Value	Vendor Field Value	Comment	Seller Response	Vendor Rebuttal
XXXXXXXX0331	Original LTV Ratio Percent	52.000%	51.948%	Verified with valuations.
XXXXXXXX0331	Borrower DTI Ratio Percent	36.740%	36.577%	Audit value validated, within guidelines.
XXXXXXXX0793	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXX	The appraisal is dated XXX
XXXXXXXX0793	Borrower DTI Ratio Percent	46.030%	22.882%	The AMEX monthly payment was excluded per the guidelines.
XXXXXXXX5511	Original LTV Ratio Percent	20.000%	19.615%	Validated audit value.
XXXXXXXX5511	Borrower DTI Ratio Percent	26.540%	39.306%	Audit value validated, within guidelines.
XXXXXXXX1894	Original LTV Ratio Percent	71.000%	70.149%	Verified with valuations.
XXXXXXXX1894	Borrower DTI Ratio Percent	18.090%	16.679%	Audit value validated, within guidelines.
XXXXXXXX3327	Original LTV Ratio Percent	34.000%	33.602%	Verified with valuations.
XXXXXXXX3327	Original Appraised Value	XXXX	XXXX	The value on the appraisal is $XXX
XXXXXXXX0087	Original LTV Ratio Percent	68.000%	67.319%	LTV of 67.319% verified by Note and Appraisal
XXXXXXXX0087	Borrower DTI Ratio Percent	45.130%	45.087%	Borrower DTI Ratio is verified by Income and Credit Report
XXXXXXXX1102	Borrower DTI Ratio Percent	7.700%	7.662%	BorrowerDTI of 7.662% is verified by the Credit Report and Income Docs
XXXXXXXX0416	Original LTV Ratio Percent	30.000%	29.070%	29.070% LTV is verified by the Appraisal
XXXXXXXX0416	Borrower DTI Ratio Percent	22.510%	19.509%	22.515% DTI is verified by the income docs and credit report.
XXXXXXXX6210	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXX	Appraisal is dated XXX
XXXXXXXX6210	Borrower DTI Ratio Percent	13.910%	12.121%	This is correct based on re-calculation with documentation in file.
XXXXXXXX0220	Borrower DTI Ratio Percent	44.410%	38.946%	Audit value validated, within guidelines.
XXXXXXXX3373	Borrower DTI Ratio Percent	40.620%	40.744%	Audit value validated, within guidelines.
XXXXXXXX3500	Borrower DTI Ratio Percent	22.950%	20.120%	20.12% based on the documentation in file.
XXXXXXXX2619	Borrower DTI Ratio Percent	17.490%	23.081%	Correct DTI per income and credit docs, DTI is within GL's.
XXXXXXXX0260	Original LTV Ratio Percent	47.000%	46.805%	Verified with valuations.
XXXXXXXX0260	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXX	Audit value: Appraisal date confirmed tape data date confirmed as CDA.
XXXXXXXX6648	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXX	The appraisal is dated XXX
XXXXXXXX6648	Borrower DTI Ratio Percent	39.790%	36.246%	DTI Ratio of 39.745% is verified by the Credit Report and Income documents
XXXXXXXX2023	Borrower DTI Ratio Percent	40.890%	40.840%	Audit value validated, within guidelines.
XXXXXXXX2024	Borrower DTI Ratio Percent	46.410%	49.025%	Audit value validated, within guidelines.
XXXXXXXX0439	Original LTV Ratio Percent	41.000%	40.737%	LTV ratio of 40.731% verified by the Appraisal
XXXXXXXX2643	Borrower DTI Ratio Percent	25.930%	22.352%	Audit value validated, within guidelines.
XXXXXXXX4721	Borrower DTI Ratio Percent	31.970%	30.937%	Audit value validated, within guidelines.
XXXXXXXX1017	Borrower DTI Ratio Percent	4.670%	3.559%	DTI Ratio Percent of 3.599% is verified by Income documents and ,Credit Report
XXXXXXXX0397	Borrower DTI Ratio Percent	44.070%	42.757%	Audit value DTI is 42.57%, as confirmed by income and debts; Tape value DTI is 44.07% - file u/w included TI from subject property in debt calculation. DTI meets lender guidelines.
XXXXXXXX0426	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXX	Appraisal date verified with the appraisal
XXXXXXXX0426	Borrower DTI Ratio Percent	24.570%	24.419%	Original Appraisal Date of XXX was verified by Original Appraisal
XXXXXXXX0794	Original LTV Ratio Percent	56.000%	55.797%	Verified with valuations.
XXXXXXXX0794	Original Appraisal Date	XX/XX/XXXX	XX/XX/XXX	Based on the appraisal in file date
XXXXXXXX0794	Borrower DTI Ratio Percent	46.030%	44.890%	Audit value validated, within guidelines.